                      As filed with the SEC on May 15, 2001


                                                           File Nos. 333-65965
                                                                     811-9003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]


                            Pre-Effective Amendment No.                      [ ]


                            Post-Effective Amendment No. 8                   [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]


                                Amendment No. 10                             [X]


                        (Check appropriate box or boxes)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
       ---

            on       pursuant to paragraph (b) of Rule 485
       ---     -----

            60 days after filing pursuant to paragraph (a) of Rule 485
       ---

        X    on July 31, 2001 pursuant to paragraph (a) of Rule 485
       ---

                                   ----------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                          VARIABLE ANNUITY ACCOUNT SEVEN

                              Cross Reference Sheet

                               PART A - PROSPECTUS


     Incorporated herein by reference to Post-Effective Amendment No. 7 under the Securities Act of 1933 and No. 9 under the Investment Act of 1940 to Registration Statement file No. 333-65965 and 811-9003 filed on Form N-4 on April 13, 2001.


Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A - Condensed
                                                          Financial Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Polaris II A-Class
                                                          Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris II A-Class
                                                          Variable Annuity;
                                                          Purchasing a Polaris
                                                          Class A Variable
                                                          Annuity; Investment
                                                          Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris II A-Class
                                                          Variable Annuity

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris II A-Class
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris II A-Class
                                                    Variable Annuity (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements



                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               Polaris II A-Class

                                   PROSPECTUS

                                  MAY 15, 2001


     Incorporated herein by reference to Post-Effective Amendment No. 7 under the Securities Act of 1933 and No. 9 under the Investment Act of 1940 to Registration Statement file No. 333-65965 and 811-9003 filed on Form N-4 on April 13, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

             (Portion relating to Polaris II A-Class and Polaris II
                        Asset Manager Variable Annuity)



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 31, 2001, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                 July 31, 2001

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
Separate Account .......................................................       3

General Account ........................................................       3

Performance Data .......................................................       4

Income Payments ........................................................       9

Annuity Unit Values ....................................................       9

Taxes ..................................................................      12

Distribution of Contracts ..............................................      16

Financial Statements ...................................................      16

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven was originally established by Anchor National Life Insurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1-year non-MVA fixed account or the 3, 5, 7 or 10 year MVA fixed account options and the DCA (non-MVA) fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuity. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio. We may offer this contract through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures would be higher.



         For periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO

         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending April 30, 2001, were 4.47% and 4.57%, respectively. [TO BE UPDATED BY AMENDMENT]

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."


         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:



         For Polaris II A-Class contracts:


                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge


                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)



         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)


         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.

                               POLARIS II A-CLASS

                            STANDARDIZED PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2001

                          AVERAGE ANNUAL TOTAL RETURN*

                          [TO BE UPDATED BY AMENDMENT]



------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                    INCEPTION                                          10 YEARS OR
               VARIABLE PORTFOLIO                     DATE            1 YEAR           5 YEARS       SINCE INCEPTION
               ------------------                     ----            ------           -------       ---------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Capital Appreciation                           3/19/99             49.48%             N/A             49.53%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Government & Quality Bond                      3/19/99             -6.06%             N/A             -6.00%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth                                         3/19/99             14.08%             N/A             14.77%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Aggressive Growth                              3/19/99             40.17%             N/A             40.02%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Alliance Growth                                3/19/99             17.13%             N/A             12.95%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Asset Allocation                               3/23/99             -1.88%             N/A              1.05%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Blue Chip Growth                                 N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Corporate Bond                                 3/23/99             -8.05%             N/A             -7.47%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   "Dogs" of Wall Street                          3/19/99            -21.98%             N/A            -14.45%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Davis Venture Value                            3/19/99              7.40%             N/A             11.27%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Emerging Markets                               3/23/99             19.84%             N/A             33.71%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Federated Value                                3/19/99            -11.99%             N/A             -6.83%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Equities                                3/19/99             19.75%             N/A             18.71%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth Opportunities                             N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Goldman Sachs Research                           N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth-Income                                  3/19/99             11.94%             N/A             13.26%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Bond                                    3/19/99             -6.55              N/A             -5.77%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   High-Yield Bond                                3/19/99             -7.69%             N/A             -4.98%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Diversified Equities             3/19/99              1.18%             N/A              2.88%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Growth and Income                3/24/99              3.78%             N/A             11.27%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Mid-Cap Growth                             11/1/99              N/A               N/A             28.98%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Growth and Income                          11/1/99              N/A               N/A             -1.15%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Total Return                               10/28/99             N/A               N/A             -3.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Putnam Growth                                  3/19/99             10.63%             N/A              9.12%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Real Estate                                    3/31/99            -11.76%             N/A             -3.09%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   SunAmerica Balanced                            3/19/99              4.98%             N/A              4.83%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Technology                                       N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Telecom Utility                                3/19/99             -7.20%             N/A             -3.95%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Worldwide High Income                          3/31/99              1.43%             N/A              6.11%
------------------------------------------------- -------------- ----------------- ---------------- -----------------

                               POLARIS II A-CLASS

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2001
                           AVERAGE ANNUAL TOTAL RETURN*

                          [TO BE UPDATED BY AMENDMENT]


------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                    INCEPTION                                          10 YEARS OR
               VARIABLE PORTFOLIO                     DATE            1 YEAR           5 YEARS       SINCE INCEPTION
               ------------------                     ----            ------           -------       --------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Capital Appreciation                           3/23/87             49.48%           30.64%            23.35%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Government & Quality Bond                      8/13/84             -6.06%            4.52%             6.52%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth                                         8/13/84             14.08%           24.11%            16.85%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Aggressive Growth                              6/3/96              40.17%             N/A             23.83%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Alliance Growth                                2/9/93              17.13%           31.81%            24.48%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Asset Allocation                               7/1/93              -1.88%           11.23%            10.23%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Blue Chip Growth                                 N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Corporate Bond                                 7/1/93              -8.05%            3.85%             3.35%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Davis Venture Value                            10/31/94             7.40%           21.30%            21.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   "Dogs" of Wall Street                          4/1/98             -21.98%             N/A             -9.98%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Emerging Markets                               6/2/97              19.84%             N/A             -2.54%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Federated Value                                6/3/96             -11.99%             N/A             12.31%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Bond                                    7/1/93              -6.55%            6.08%             5.15%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Equities                                2/9/93              19.75%           16.73%            14.51%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Goldman Sachs Research                           N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth-Income                                  2/9/93              11.94%           25.54%            19.26%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth Opportunities                             N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   High-Yield Bond                                2/9/93              -7.69%            5.30%             5.32%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Diversified Equities             10/31/94             1.18%            9.01%             7.55%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Growth and Income                6/2/97               3.78%             N/A             10.91%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Growth and Income                          2/9/93              -4.65%           16.07%            12.24%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Mid-Cap Growth                             4/1/99              56.54              N/A             59.78%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Total Return                               10/31/94            -6.79%           11.12%            11.58%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Putnam Growth                                  2/9/93              10.63%           23.23%            16.33%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Real Estate                                    6/2/97             -11.76%             N/A             -3.82%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   SunAmerica Balanced                            6/3/96               4.98%             N/A             17.28%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Technology                                       N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Telecom Utility                                6/3/96              -7.20%             N/A              9.29%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Worldwide High Income                          10/31/94             1.43%            8.64%             8.17%
------------------------------------------------- -------------- ----------------- ---------------- -----------------


* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                            POLARIS II ASSET MANAGER
                      STANDARDIZED PERFORMANCE FOR PERIOD
                             ENDING APRIL 30, 2001


                          AVERAGE ANNUAL TOTAL RETURN*


                          (TO BE UPDATED BY AMENDMENT)


------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                    INCEPTION                                          10 YEARS OR
               VARIABLE PORTFOLIO                     DATE            1 YEAR           5 YEARS       SINCE INCEPTION
               ------------------                     ----            ------           -------       ---------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Capital Appreciation                           3/19/99             49.48%             N/A             49.53%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Government & Quality Bond                      3/19/99             -6.06%             N/A             -6.00%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth                                         3/19/99             14.08%             N/A             14.77%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Aggressive Growth                              3/19/99             40.17%             N/A             40.02%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Alliance Growth                                3/19/99             17.13%             N/A             12.95%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Asset Allocation                               3/23/99             -1.88%             N/A              1.05%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Blue Chip Growth                                 N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Corporate Bond                                 3/23/99             -8.05%             N/A             -7.47%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   "Dogs" of Wall Street                          3/19/99            -21.98%             N/A            -14.45%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Davis Venture Value                            3/19/99              7.40%             N/A             11.27%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Emerging Markets                               3/23/99             19.84%             N/A             33.71%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Federated Value                                3/19/99            -11.99%             N/A             -6.83%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Equities                                3/19/99             19.75%             N/A             18.71%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth Opportunities                             N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Goldman Sachs Research                           N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth-Income                                  3/19/99             11.94%             N/A             13.26%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Bond                                    3/19/99             -6.55              N/A             -5.77%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   High-Yield Bond                                3/19/99             -7.69%             N/A             -4.98%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Diversified Equities             3/19/99              1.18%             N/A              2.88%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Growth and Income                3/24/99              3.78%             N/A             11.27%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Mid-Cap Growth                             11/1/99              N/A               N/A             28.98%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Growth and Income                          11/1/99              N/A               N/A             -1.15%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Total Return                               10/28/99             N/A               N/A             -3.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Putnam Growth                                  3/19/99             10.63%             N/A              9.12%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Real Estate                                    3/31/99            -11.76%             N/A             -3.09%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   SunAmerica Balanced                            3/19/99              4.98%             N/A              4.83%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Technology                                       N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Telecom Utility                                3/19/99             -7.20%             N/A             -3.95%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Worldwide High Income                          3/31/99              1.43%             N/A              6.11%
------------------------------------------------- -------------- ----------------- ---------------- -----------------

                            POLARIS II ASSET MANAGER
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2001
                           AVERAGE ANNUAL TOTAL RETURN*

                          [TO BE UPDATED BY AMENDMENT]


------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                    INCEPTION                                          10 YEARS OR
               VARIABLE PORTFOLIO                     DATE            1 YEAR           5 YEARS       SINCE INCEPTION
               ------------------                     ----            ------           -------       --------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Capital Appreciation                           3/23/87             49.48%           30.64%            23.35%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Government & Quality Bond                      8/13/84             -6.06%            4.52%             6.52%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth                                         8/13/84             14.08%           24.11%            16.85%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Aggressive Growth                              6/3/96              40.17%             N/A             23.83%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Alliance Growth                                2/9/93              17.13%           31.81%            24.48%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Asset Allocation                               7/1/93              -1.88%           11.23%            10.23%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Blue Chip Growth                                 N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Corporate Bond                                 7/1/93              -8.05%            3.85%             3.35%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Davis Venture Value                            10/31/94             7.40%           21.30%            21.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   "Dogs" of Wall Street                          4/1/98             -21.98%             N/A             -9.98%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Emerging Markets                               6/2/97              19.84%             N/A             -2.54%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Federated Value                                6/3/96             -11.99%             N/A             12.31%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Bond                                    7/1/93              -6.55%            6.08%             5.15%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Equities                                2/9/93              19.75%           16.73%            14.51%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Goldman Sachs Research                           N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth-Income                                  2/9/93              11.94%           25.54%            19.26%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth Opportunities                             N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   High-Yield Bond                                2/9/93              -7.69%            5.30%             5.32%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Diversified Equities             10/31/94             1.18%            9.01%             7.55%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Growth and Income                6/2/97               3.78%             N/A             10.91%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Growth and Income                          2/9/93              -4.65%           16.07%            12.24%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Mid-Cap Growth                             4/1/99              56.54              N/A             59.78%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Total Return                               10/31/94            -6.79%           11.12%            11.58%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Putnam Growth                                  2/9/93              10.63%           23.23%            16.33%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Real Estate                                    6/2/97             -11.76%             N/A             -3.82%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   SunAmerica Balanced                            6/3/96               4.98%             N/A             17.28%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Technology                                       N/A                N/A               N/A               N/A
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Telecom Utility                                6/3/96              -7.20%             N/A              9.29%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Worldwide High Income                          10/31/94             1.43%            8.64%             8.17%
------------------------------------------------- -------------- ----------------- ---------------- -----------------


* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM


         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.


         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.


                                      TAXES

GENERAL

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


TAX TREATMENT OF ASSIGNMENTS

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (a)      H.R. 10 PLANS

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b)      TAX-SHELTERED ANNUITIES

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c)      INDIVIDUAL RETIREMENT ANNUITIES

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d)      ROTH IRAS

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (e)      CORPORATE PENSION AND PROFIT-SHARING PLANS

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (f)      DEFERRED COMPENSATION PLANS - SECTION 457

                  Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

                  All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

                  In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

                  Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.


                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS

                          [TO BE UPDATED BY AMENDMENT]




         The audited consolidated financial statements of the Company as of December 31, 2000 and 1999, and for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998, and for the year ended September 30, 1998 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods. Financial Statements for Variable Annuity Account Seven (Portion Relating to the Polaris II A-Class and Polaris II Asset Manager Variable Annuity) at April 30, 2001 and for the period from inception to April 30, 2001, are also presented in this Statement of Additional information.

                          PART C -- OTHER INFORMATION

Item 24.      Financial Statements And Exhibits

(a)     Financial Statements

         The following financial statements are included in this Registration
         Statement:


                  Audited consolidated financial statements of Anchor National Life Insurance Company as of December 31, 2000 and 1999, and for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998. [INCORPORATED BY REFERENCE TO AMENDMENT NO. 7 AND 9 TO THIS REGISTRATION STATEMENT].



                  Audited financial statements of Variable Annuity Account Seven (portion relating to the Polaris II A Class Variable Annuity) at April 30, 2001 and for the period from inception to April 30, 2001. [TO BE UPDATED BY AMENDMENT]






(b)      Exhibits


(1)       Resolutions Establishing Separate Account..... *
(2)       Custody Agreements............................ **
(3)       (a) Form of Distribution Contract............. ***
          (b) Form of Selling Agreement................. ***
(4)       (a) Group Annuity Certificate................. ****
          (b) Individual Annuity Contract............... ****
          (c) Group Annuity Certificate Endorsement..... +
          (d) Individual Annuity Contract Endorsement... +
(5)       Application for Contract...................... ***
          (a) Participant Enrollment Form............... ***
          (b) Deferred Annuity Application.............. ***
(6)       Depositor -- Corporate Documents
          (a) Articles of Incorporation................. *
          (b) By-Laws................................... +++
(7)       Reinsurance Contract.......................... **
(8)       Form of Fund Participation Agreement.......... ***
          (a) Anchor Series Trust Fund Participation
              Agreement................................. ***
          (b) SunAmerica Series Trust Fund
              Participation Agreement................... ***
(9)       Opinion of Counsel............................ ****
          Consent of Counsel............................ ****
(10)      Consent of Independent Accountants............ +++
(11)      Financial Statements Omitted from Item 23..... **
(12)      Initial Capitalization Agreement.............. **
(13)      Performance Computations...................... Filed Herewith
(14)      Diagram and Listing of All Persons Directly
          or Indirectly Controlled By or Under Common
          Control with Anchor National Life Insurance
          Company, the Depositor of Registrant.......... +++
(15)      Powers of Attorney............................ ++


          *       Filed October 21, 1998, Initial Registration Statement to this
                  Registration Statement
          **      Not Applicable
          ***     Filed February 16, 1999, Pre-Effective Amendment No. 1 and
                  Amendment No. 1 to this Registration Statement
          ****    Filed August 27, 1999, Pre-Effective Amendment No. 2 and
                  Amendment No. 2 to this Registration Statement
          *****   Filed October 8, 1999, Post-Effective Amendment No. 1 and
                  Amendment No. 3 to this Registration Statement
               +  Filed December 15, 1999 Post Effective Amendment No. 2
                  and Amendment No. 4 to the Registration Statement.

              ++ Filed June 28, 2000, Post-Effective Amendment No. 4 and 6 to this Registration Statement.


             +++ Filed April 13, 2001, Post-Effective Amendment No. 7 and 9 to this Registration Statement.


Item 25.   Directors and Officers of the Depositor

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                      POSITION
----                                      --------
Jay S. Wintrob                            Chief Executive Officer
                                          President and Director
Jana W. Greer                             Director and Senior Vice President
James R. Belardi                          Director and Senior Vice President
N. Scott Gillis                           Director and Senior Vice President

NAME                                      POSITION
----                                      --------
Edwin R. Raquel                           Senior Vice President and
                                          Chief Actuary
Marc H. Gamsin                            Director and Senior Vice President
J. Franklin Grey                          Vice President
Edward P. Nolan*                          Vice President
Gregory M. Outcalt                        Senior Vice President
Maurice S. Hebert                         Vice President and Controller
Scott H. Richland                         Vice President
P. Daniel Demko, Jr.                      Vice President
Stuart R. Polakov                         Vice President
Lawrence M. Goldman                       Vice President and Assistant Secretary
Christine A. Nixon                        Vice President and Secretary
Virginia N. Puzon                         Assistant Secretary
Ron H. Tani                               Vice President
Mark A. Zaeske                            Treasurer
------------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

    The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with Anchor National Life Insurance Company, the Depositor of Registrant, see Exhibit 14, which is presented herein. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2001.


Item 27.  Number Of Contract Owners

        As of March 1, 2001, the number of contracts funded by Variable
Annuity Account Seven (portion related to the Polaris(II) A-Class Variable Annuity) of Anchor National was 2,377, of which 708 were Qualified contracts and 1,669 were Nonqualified contracts.

Item 28.  Indemnification

        None.

Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four and Variable Annuity Account Five. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter A. Harbeck            Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Christine A. Nixon          Secretary
        Lawrence M. Goldman         Assistant Secretary
        Virginia N. Puzon           Assistant Secretary

               Net Distribution   Compensation on
Name of        Discounts and      Redemption or     Brokerage
Distributor    Commissions        Annuitization     Commissions    Commissions*
-----------    ----------------   ---------------   -----------    ------------
SunAmerica          None               None              None           None
Capital
Services, Inc.
--------------------
*Distribution fee is paid by Anchor National Life Insurance Company.

Item 30.  Location of Accounts and Records

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

      A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 concerning the redeemability of Section 403(b) annuity Contracts (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 15th day of May, 2001.



                      VARIABLE ANNUITY ACCOUNT SEVEN
                                  (Registrant)


                     By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)

                     By:     /s/ Jay S. Wintrob
                         --------------------------
                                 Jay S. Wintrob
                                   President


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)

                      By:     /s/ Jay S. Wintrob
                         --------------------------
                                 Jay S. Wintrob
                                   President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                              TITLE                          DATE
---------                              -----                          ----

Marc H. Gamsin*                  Senior Vice President            May 15, 2001
-------------------------            and Director
Marc H. Gamsin

N. Scott Gillis*                 Senior Vice President            May 15, 2001
-------------------------           and Director
N. Scott Gillis

James R. Belardi*                Senior Vice President            May 15, 2001
-------------------------            and Director
James R. Belardi

Jana W. Greer*                   Senior Vice President            May 15, 2001
-------------------------             and Director
Jana W. Greer

Jay S. Wintrob*                 Chief Executive Officer,          May 15, 2001
-------------------------        President and Director
Jay S. Wintrob                (Principal Executive Officer)

Maurice S. Hebert*               Senior Vice President            May 15, 2001
-------------------------           and Controller
Maurice S. Hebert             (Principal Accounting Officer)


*/s/ Christine A. Nixon           Attorney-in-Fact
-------------------------
Christine A. Nixon




Date: May 15, 2001

                                 EXHIBIT INDEX



Exhibit No.                  Description
-----------                  -----------
Exhibit (13)      Performance Calculations